Supplement Dated March 4, 2009 to Prospectus Dated May 1, 2008 for BEACON NAVIGATOR Flexible Premium Deferred Variable Annuity Contract	OM Financial Life Insurance Company Old Mutual Financial Network Separate Account VA

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus (“prospectus”) shown above. Please read it carefully and keep it with your variable annuity contract prospectus.

1.         Effective March 31, 2009, the OM Financial Asset Allocation Models (individually, “Model”), described on pages 15 – 16 of the prospectus, will be discontinued. If you are invested in a Model on the date it is terminated, you will remain invested as you are invested on the date of termination unless you elect to change your allocations. Your election to rebalance your Contract Value quarterly will remain in effect until you change it. Your Limited Investment Advisory Agreement with Old Mutual Capital, Inc. will terminate on the earlier of the date you reallocate out of a Model, or March 31, 2009.

2.         Effective March 31, 2009, the Account Protection Package Rules on page 20 of the prospectus are modified by deleting the second bullet (rule) and inserting the following three bullets (rules):

•

To elect and retain the Account Protection Package option, your Contract Value must be 100% allocated to any combination of Subaccounts or the General Account with a minimum of 25% of Contract Value allocated to Category A Subaccounts or the General Account and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified in this supplement. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this rule.

•

Notwithstanding the foregoing, if you are invested in the Moderate Conservative, Moderate, or Moderate Aggressive Model on March 31, 2009, you may invest in any combination of Subaccounts with Contract Value allocated to Category A Subaccounts or the General Account no less than the percentage of Category A Subaccounts in the Model in which you are invested, and Contract Value allocated Category C Subaccounts no more than the percentage of Category C Subaccounts in the Model in which you are invested. We will provide these percentages upon request.

•	To elect and retain the Account Protection Package option, you must also elect to rebalance your Contract Value in Subaccounts quarterly.

Retain this Supplement with your Beacon Navigator Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Navigator prospectus Supplement dated March 4, 2009.	Page 1 of 2

3.         For purposes of Account Protection Package Rules, each Subaccount is Category A, B, or C as set forth below:

Category A:
Franklin Templeton VIP U.S. Government Fund – Class 2
Neuberger Berman AMT Lehman Brothers Short Duration Bond –Class I
PIMCO VIT Money Market Administrative Class
UIF Core Plus Fixed Income Fund - Class II

Category B:
American Century Investments VP Income & Growth Fund – Class II
American Century Investments VP Mid Cap Value Fund – Class II
American Century Investments VP Value Fund – Class II
Franklin Templeton VIP Mutual Discovery Securities Fund – Class 2
Franklin Templeton VIP Mutual Shares Securities Fund – Class 2
Franklin Templeton VIP Templeton Global Asset Allocation Fund – Class 2
Legg Mason Variable Strategic Bond Fund – Class II
Neuberger Berman AMT Regency S Class
Neuberger Berman AMT Guardian S Class
Neuberger Berman AMT Mid-Cap Growth S Class
PIMCO VIT Long-Term U.S. Government Administrative Class
PIMCO VIT Real Return Advisor Class
PIMCO VIT Total Return Advisor Class
Pioneer Cullen Value VCT Class II
Pioneer Equity Income VCT Class II
Pioneer Fund VCT Class II
Pioneer Strategic Income VCT Class II
T. Rowe Price Blue Chip Growth Portfolio - Class II
T. Rowe Price Equity Income Portfolio – Class II
UIF Emerging Markets Debt Fund – Class II
UIF Mid Cap Growth Fund – Class II
UIF U.S. Mid Cap Value Fund – Class II

Category C:
AllianceBernstein VPS International Growth - Class B
AllilanceBernstein VPS International Value - Class B
American Century Investments VP International Fund – Class II
Franklin Templeton VIP Franklin Global Communications Securities Fund – Class 2*
Franklin Templeton VIP Templeton Developing Markets Securities Fund – Class 2
Franklin Templeton VIP Templeton Global Income Securities Fund – Class 2
Legg Mason Variable Aggressive Growth Fund – Class II
Legg Mason Variable Fundamental Value Fund – Class II
Legg Mason Variable Small Cap Growth Fund – Class II
Neuberger Berman AMT Partners – Class I
PIMCO VIT CommodityRealReturnTM Strategy Advisor Class
PIMCO VIT Global Bond (Unhedged) Advisor Class
PIMCO VIT High Yield Advisor Class
Pioneer High Yield VCT - Class II
Pioneer Small Cap Value VCT - Class II*
Royce Micro-Cap Service Class
T. Rowe Price Health Sciences Portfolio – Class II
Third Avenue VST Value Fund
Van Kampen LIT Growth and Income Fund – Class II

*Available through 4/23/2009

Retain this Supplement with your Beacon Navigator Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Navigator prospectus Supplement dated March 4, 2009.	Page 2 of 3